Cover - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38877
Entity Registrant Name	Yunji Inc.
Entity Central Index Key	0001759614
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F, South Building
Entity Address, Address Line Two	Hipark Phase 2
Entity Address, Address Line Three	Xiaoshan District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1171	1424
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Yunji Inc. and its subsidiaries (the “Company”) as of December 31, 2025 and the related consolidated statements of comprehensive loss, of changes in shareholders’ equity and of cash flows for the year ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	WWC, P.C.	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	San Mateo, California	Shanghai, the People's Republic of China
ADR [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each American depositary share representing four hundred Class A ordinary shares
Trading Symbol	YJ
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,020,256,032
Entity Listing, Par Value Per Share	¥ 0.000005
Common Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,970,216,032
Entity Listing, Par Value Per Share	¥ 0.000005
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	949,960,000
Entity Listing, Par Value Per Share	¥ 0.000005
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	56/F, Building A
Entity Address, Address Line Two	Gate of Wisdom
Entity Address, Address Line Three	Binjiang District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
City Area Code	86
Local Phone Number	0571-82653857
Contact Personnel Name	Nan Song
Contact Personnel Email Address	songn@yunjiglobal.com